IMPAIRMENT OF ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill	$ (1,961)	$ 0
R Brasil Solucoes S.A. [member]
Disclosure of information for cash-generating units [line items]
Recoverable amounts	7,469	14,584
Nova Interfile Holding [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amounts	15,021	16,535
Atento Brasil S.A. [member]
Disclosure of information for cash-generating units [line items]
Recoverable amounts	147,633	157,831
BRAZIL [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
BRAZIL [Member] | R Brasil Solucoes S.A. [member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	17.76%	19.11%
Post Tax Disccount Rate	13.36%	12.76%
Growth rate used to extrapolate cash flow projections	5.57%	4.31%
BRAZIL [Member] | Nova Interfile Holding [Member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	18.07%	16.93%
Post Tax Disccount Rate	13.36%	12.76%
Growth rate used to extrapolate cash flow projections	5.57%	4.31%
BRAZIL [Member] | Atento Brasil S.A. [member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	18.73%	16.47%
Post Tax Disccount Rate	13.36%	12.76%
Growth rate used to extrapolate cash flow projections	5.57%	4.31%
MEXICO [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amounts	$ 66,691	$ 79,610
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
MEXICO [Member] | Business combinations [member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	14.63%	15.94%
Post Tax Disccount Rate	11.44%	13.99%
Growth rate used to extrapolate cash flow projections	5.78%	2.65%
COLOMBIA [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amounts	$ 26,783	$ 31,242
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
COLOMBIA [Member] | Business combinations [member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	14.30%	12.58%
Post Tax Disccount Rate	11.10%	12.58%
Growth rate used to extrapolate cash flow projections	6.55%	6.29%
PERU [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amounts	$ 39,211	$ 59,153
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
PERU [Member] | Business combinations [member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	12.45%	14.41%
Post Tax Disccount Rate	9.11%	11.37%
Growth rate used to extrapolate cash flow projections	1.94%	3.33%
CHILE [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amounts	$ 21,743	$ 35,991
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
CHILE [Member] | Business combinations [member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	13.80%	13.92%
Post Tax Disccount Rate	10.27%	11.19%
Growth rate used to extrapolate cash flow projections	1.88%	3.88%
ARGENTINA [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amounts	$ 907	$ 1,778
Impairment loss recognised in profit or loss, goodwill	$ (1,961)	$ 0
ARGENTINA [Member] | Business combinations [member]
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	113.75%	80.25%
Post Tax Disccount Rate	58.70%	70.88%
Growth rate used to extrapolate cash flow projections	39.35%	40.50%